AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value

Affiliated Investment Companies (99.9%):
Domestic Equity Funds (37.7%):
1,338,103	AZL Mid Cap Index Fund, Class 2	$26,628,241
5,084,113	AZL S&P 500 Index Fund, Class 2	92,429,169
1,184,185	AZL Small Cap Stock Index Fund, Class 2	13,866,803

		132,924,213

Fixed Income Fund (49.7%):
17,944,055	AZL Enhanced Bond Index Fund	175,133,975

Percentages indicated are based on net assets as of March 31, 2023

Shares		Value

Affiliated Investment Companies, continued
International Equity Fund (12.5%):
2,669,359	AZL International Index Fund, Class 2	$44,151,197

Total Affiliated Investment Companies (Cost $297,627,093)		352,209,385

Total Investment Securities (Cost $297,627,093) — 99.9%		352,209,385
Net other assets (liabilities) — 0.1%		361,228

Net Assets — 100.0%		$352,570,613

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (47.8%):
21,777,584	AZL DFA U.S. Core Equity Fund	$279,188,633
7,330,335	AZL DFA U.S. Small Cap Fund	70,517,819

		349,706,452

Fixed Income Fund (39.9%):
29,904,173	AZL Enhanced Bond Index Fund	291,864,729

Percentages indicated are based on net assets as of March 31, 2023

†	Represents less than 0.05%.

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (12.3%):
8,941,977	AZL DFA International Core Equity Fund	$89,777,450

Total Affiliated Investment Companies (Cost $661,839,977)		731,348,631

Total Investment Securities (Cost $661,839,977) — 100.0%		731,348,631
Net other assets (liabilities) — 0.0%†		(211,611)

Net Assets — 100.0%		$731,137,020

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (35.7%):
3,195,942	AZL Mid Cap Index Fund, Class 2	$63,599,245
11,111,910	AZL S&P 500 Index Fund, Class 2	202,014,521
2,847,725	AZL Small Cap Stock Index Fund, Class 2	33,346,861

		298,960,627

Fixed Income Fund (46.6%):
39,907,734	AZL Enhanced Bond Index Fund	389,499,485

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (12.7%):
6,438,128	AZL International Index Fund, Class 2	$106,486,642

Total Affiliated Investment Companies (Cost $760,287,442)		794,946,754

Total Investment Securities (Cost $760,287,442) — 95.0%		794,946,754
Net other assets (liabilities) — 5.0%		41,834,689

Net Assets — 100.0%		$836,781,443

Percentages indicated are based on net assets as of March 31, 2023

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	101	$20,895,638	$936,046
U.S. Treasury 10-year Note June Futures (U.S. Dollar)	6/21/23	180	20,685,938	370,000

				$1,306,046

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (45.5%):
39,918,464	AZL DFA U.S. Core Equity Fund	$511,754,704
15,067,565	AZL DFA U.S. Small Cap Fund	144,949,976

		656,704,680

Fixed Income Fund (37.3%):
55,179,686	AZL Enhanced Bond Index Fund	538,553,732

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (12.2%):
17,519,128	AZL DFA International Core Equity Fund	$175,892,050

Total Affiliated Investment Companies (Cost $1,331,664,206)		1,371,150,462

Total Investment Securities (Cost $1,331,664,206) — 95.0%		1,371,150,462
Net other assets (liabilities) — 5.0%		71,800,508

Net Assets — 100.0%		$1,442,950,970

Percentages indicated are based on net assets as of March 31, 2023

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	209	$43,239,488	$1,949,511
U.S. Treasury 10-year Note June Futures (U.S. Dollar)	6/21/23	248	28,500,625	433,988

				$2,383,499

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Affiliated Investment Company (95.0%):
Balanced Funds (95.0%):
26,050,340	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$336,570,391

Shares	Value
Affiliated Investment Company, continued
Balanced Funds, continued
Total Affiliated Investment Company (Cost $322,811,250)	$336,570,391

Total Investment Securities (Cost $322,811,250) — 95.0%	336,570,391
Net other assets (liabilities) — 5.0%	17,686,344

Net Assets — 100.0%	$354,256,735

Percentages indicated are based on net assets as of March 31, 2023

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	34	$7,034,175	$300,250
U.S. Treasury 10-year Note June Futures (U.S. Dollar)	6/21/23	91	10,457,891	208,829

				$509,079

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Common Stocks (0.0%†):
Materials (0.0%†):
145,123	Project Barkley(a)	$184,306

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.(a)(b)	3

Total Common Stocks (Cost $653,278)		184,309

Private Placements (0.1%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	14,256
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	284,466

Total Private Placements (Cost $485,378)		298,722

Principal Amount
Convertible Bond (0.0%†):
Food Products (0.0%†):
$400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Principal Amount		Value
Convertible Bond, continued
Food Products, continued

Total Convertible Bond (Cost $—)		$—

Corporate Bonds (0.0%†):
Paper & Forest Products (0.0%†):
$52,331	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 5/11/23 @ 103.38(a)(b)	52,331
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 5/11/23 @ 98(a)(b)	24,623

Total Corporate Bonds (Cost $783,003)		76,954

Shares
Affiliated Investment Companies (95.3%):
Fixed Income Fund (47.3%):
25,563,731	AZL Enhanced Bond Index Fund	249,502,014

International Equity Fund (48.0%):
18,788,760	AZL MSCI Global Equity Index Fund	253,084,603

Total Affiliated Investment Companies (Cost $493,407,558)		502,586,617

Total Investment Securities (Cost $495,329,217) — 95.4%		503,146,602
Net other assets (liabilities) — 4.6%		24,224,026

Net Assets — 100.0%		$527,370,628

Percentages indicated are based on net assets as of March 31, 2023

†	Represents less than 0.05%.
(a)	Security was valued using unobservable inputs as of March 31, 2023.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c)	Defaulted bond.

Amounts shown as “—“ are either 0 or round to less than 1.

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	58	$11,999,475	$538,745
U.S. Treasury 10-year Note June Futures (U.S. Dollar)	6/21/23	104	11,951,875	303,473

				$842,218

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (52.3%):
10,819,929	AZL Mid Cap Index Fund, Class 2	$215,316,597
40,340,390	AZL S&P 500 Index Fund, Class 2	733,388,296
9,137,895	AZL Small Cap Stock Index Fund, Class 2	107,004,749

		1,055,709,642

Fixed Income Fund (23.4%):
48,371,671	AZL Enhanced Bond Index Fund	472,107,512

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (19.3%):
23,616,942	AZL International Index Fund, Class 2	$390,624,227

Total Affiliated Investment Companies (Cost $1,643,714,412)		1,918,441,381

Total Investment Securities (Cost $1,643,714,412) — 95.0%		1,918,441,381
Net other assets (liabilities) — 5.0%		100,049,070

Net Assets — 100.0%		$2,018,490,451

Percentages indicated are based on net assets as of March 31, 2023

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	365	$75,513,938	$3,393,228
U.S. Treasury 10-year Note June Futures (U.S. Dollar)	6/21/23	217	24,938,047	627,854

				$4,021,082

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (42.0%):
1,722,805	AZL Mid Cap Index Fund, Class 2	$34,283,826
6,319,461	AZL S&P 500 Index Fund, Class 2	114,887,798
1,448,934	AZL Small Cap Stock Index Fund, Class 2	16,967,013

		166,138,637

Fixed Income Fund (37.8%):
15,325,267	AZL Enhanced Bond Index Fund	149,574,603

Shares		Value
Affiliated Investment Companies, continued
International Equity Fund (15.3%):
3,653,822	AZL International Index Fund, Class 2	$60,434,209

Total Affiliated Investment Companies (Cost $351,777,336)		376,147,449

Total Investment Securities (Cost $351,777,336) — 95.1%		376,147,449
Net other assets (liabilities) — 4.9%		19,345,058

Net Assets — 100.0%		$395,492,507

Percentages indicated are based on net assets as of March 31, 2023

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	56	$11,585,700	$520,171
U.S. Treasury 10-year Note June Futures (U.S. Dollar)	6/21/23	67	7,699,766	188,646

				$708,817

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2023 (Unaudited)

Shares		Value
Affiliated Investment Companies (95.2%):
Domestic Equity Funds (77.6%):
17,826,861	AZL S&P 500 Index Fund, Class 2	$324,092,327
34,424,645	AZL T. Rowe Price Capital Appreciation Fund	594,857,865

		918,950,192

Shares		Value
Affiliated Investment Companies, continued
Fixed Income Fund (17.6%):
21,323,716	AZL Enhanced Bond Index Fund	$208,119,467

Total Affiliated Investment Companies (Cost $1,038,557,800)		1,127,069,659

Total Investment Securities (Cost $1,038,557,800) — 95.2%		1,127,069,659
Net other assets (liabilities) — 4.8%		57,112,596

Net Assets — 100.0%		$1,184,182,255

Percentages indicated are based on net assets as of March 31, 2023

Futures Contracts

At March 31, 2023, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/16/23	167	$34,550,213	$1,558,908
U.S. Treasury 10-year Note June Futures (U.S. Dollar)	6/21/23	199	22,869,453	574,598

				$2,133,506

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST

NOTE TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2023 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2023, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.

					Change in Net
				Net	Unrealized
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of
	12/31/2022	at Cost	Sales	Gains(Losses)	Depreciation	3/31/2023	3/31/2023
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$171,530,181	$717,637	$(2,168,961)	$(425,376)	$5,480,494	$175,133,975	17,944,055
AZL International Index Fund, Class 2	43,179,803	124,669	(2,736,793)	483,491	3,100,027	44,151,197	2,669,359
AZL Mid Cap Index Fund, Class 2	26,036,905	1,350,267	(1,881,338)	153,553	968,854	26,628,241	1,338,103
AZL S&P 500 Index Fund, Class 2	88,495,341	1,160,845	(3,728,717)	(925,382)	7,427,082	92,429,169	5,084,113
AZL Small Cap Stock Index Fund, Class 2	13,969,790	550,041	(1,079,794)	186,517	240,249	13,866,803	1,184,185

	$343,212,020	$3,903,459	$(11,595,603)	$(527,197)	$17,216,706	$352,209,385	28,219,815

AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$288,877,815	$2,493,453	$(290,348,855)	$(48,462,076)	$47,439,663	$-	-
AZL Enhanced Bond Index Fund	-	289,084,550.00	(4,805,497)	109,633	7,476,043	291,864,729	29,904,173
AZL DFA International Core Equity Fund	87,434,596	-	(3,811,229)	(64,310)	6,218,393	89,777,450	8,941,977
AZL DFA U.S. Core Equity Fund	274,198,533	-	(7,461,175)	(1,474,034)	13,925,309	279,188,633	21,777,584
AZL DFA U.S. Small Cap Fund	73,002,157	-	(3,997,082)	(271,995)	1,784,739	70,517,819	7,330,335

	$723,513,101	$291,578,003	$(310,423,838)	$(50,162,782)	$76,844,147	$731,348,631	67,954,069

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$114,593,573	$272,672,106	$(3,168,116)	$(589,909)	$5,991,831	$389,499,485	39,907,734
AZL International Index Fund, Class 2	30,081,134	72,850,755	(1,811,166)	219,379	5,146,540	106,486,642	6,438,128
AZL Mid Cap Index Fund, Class 2	18,126,803	44,456,760	(1,437,238)	79,586	2,373,334	63,599,245	3,195,942
AZL S&P 500 Index Fund, Class 2	56,215,335	137,331,590	(4,645,444)	(362,147)	13,475,187	202,014,521	11,111,910
AZL Small Cap Stock Index Fund, Class 2	9,583,863	23,614,291	(725,314)	11,528	862,493	33,346,861	2,847,725

	$228,600,708	$550,925,502	$(11,787,278)	$(641,563)	$27,849,385	$794,946,754	63,501,439

AZL MVP DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$30,138,829	$242,020	$(30,274,424)	$(4,776,906)	$4,670,481	$-	-
AZL DFA International Core Equity Fund	9,663,475	162,698,306	(2,165,517)	(95,112)	5,790,898	175,892,050	17,519,128
AZL Enhanced Bond Index Fund	-	537,039,388	(3,125,591)	10,108	4,629,827	538,553,732	55,179,686
AZL DFA U.S. Core Equity Fund	27,380,862	468,815,923	(5,951,382)	(295,954)	21,805,255	511,754,704	39,918,464
AZL DFA U.S. Small Cap Fund	7,927,626	134,972,113	(858,613)	(176,651)	3,085,501	144,949,976	15,067,565

	$75,110,792	$1,303,767,750	$(42,375,527)	$(5,334,515)	$39,981,962	$1,371,150,462	127,684,843

					Change in Net
				Net	Unrealized
	Value	Purchases	Proceeds from	Realized	Appreciation/	Value	Shares as of
	12/31/2022	at Cost	Sales	Gains(Losses)	Depreciation	3/31/2023	3/31/2023
AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$173,726,137	$157,186,357	$(6,032,829)	$(84,015)	$11,774,741	$336,570,391	26,050,340

	$173,726,137	$157,186,357	$(6,032,829)	$(84,015)	$11,774,741	$336,570,391	26,050,340

AZL MVP Global Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$246,907,613	$-	$(4,668,341)	$(723,069)	$7,985,811	$249,502,014	25,563,731
AZL MSCI Global Equity Index Fund, Class 2	220,830,950	23,981,062	(8,213,284)	578,279	15,907,596	253,084,603	18,788,760
AZL MSCI Emerging Markets Equity Index Fund, Class 2	25,965,885	-	(28,400,037)	(2,649,371)	5,083,523	-	-

	$493,704,448	$23,981,062	$(41,281,662)	$(2,794,161)	$28,976,930	$502,586,617	44,352,491

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$464,001,120	$1,010,801	$(6,622,067)	$(1,308,420)	$15,026,078	$472,107,512	48,371,671
AZL International Index Fund, Class 2	379,557,841	-	(20,452,571)	1,280,133	30,238,824	390,624,227	23,616,942
AZL Mid Cap Index Fund, Class 2	216,973,253	-	(10,419,754)	565,482	8,197,616	215,316,597	10,819,929
AZL S&P 500 Index Fund, Class 2	704,027,251	-	(21,822,183)	(5,364,038)	56,547,266	733,388,296	40,340,390
AZL Small Cap Stock Index Fund, Class 2	104,857,311	-	(445,743)	(3,201)	2,596,382	107,004,749	9,137,895

	$1,869,416,776	$1,010,801	$(59,762,318)	$(4,830,044)	$112,606,166	$1,918,441,381	132,286,827

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$149,874,048	$-	$(4,686,883)	$(949,195)	$5,336,633	$149,574,603	15,325,267
AZL International Index Fund, Class 2	59,272,264	-	(3,729,720)	502,695	4,388,970	60,434,209	3,653,822
AZL Mid Cap Index Fund, Class 2	35,690,028	-	(2,869,684)	170,830	1,292,652	34,283,826	1,722,805
AZL S&P 500 Index Fund, Class 2	111,349,034	-	(4,578,331)	(1,076,234)	9,193,329	114,887,798	6,319,461
AZL Small Cap Stock Index Fund, Class 2	17,714,768	-	(1,246,108)	13,696	484,657	16,967,013	1,448,934

	$373,900,142	$-	$(17,110,726)	$(1,338,208)	$20,696,241	$376,147,449	28,470,289

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$202,148,827	$-	$-	$-	$5,970,640	$208,119,467	21,323,716
AZL S&P 500 Index Fund, Class 2	310,293,240	-	(8,795,231)	(2,134,264)	24,728,582	324,092,327	17,826,861
AZL T. Rowe Price Capital Appreciation Fund	580,347,796	-	(21,306,567)	(5,239,208)	41,055,844	594,857,865	34,424,645

	$1,092,789,863	$-	$(30,101,798)	$(7,373,472)	$71,755,066	$1,127,069,659	73,575,222

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2023 are identified below.

AZL MVP Global Balanced Index Strategy Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Jawbone	1/24/17	$–	23,389	$–	0.00%
Lookout, Inc.	3/4/16	3,384	5,547	14,256	0.00%
Lookout, Inc. Preferred Shares, Series F	9/19/14	481,994	63,925	284,466	0.01%
Quintis Pty, Ltd.,7.50%, 10/1/26, Callable 2/6/23 @ 103.38	10/25/18	52,331	52,331	52,331	0.00%
Quintis Pty, Ltd.,10/1/28, Callable 2/6/23 @ 98	10/25/18	730,672	730,672	24,623	0.00%
Quintis Pty, Ltd.,	10/25/18	253,669	386,370	3	0.00%
REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	–	400,000	–	0.00%